EMPLOYEE BENEFIT PLANS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

14. EMPLOYEE BENEFIT PLANS

        The Company covers substantially all salaried employees with a defined contribution 401(k) plan. Each salaried employee of the Company who has attained the age of 21 is eligible to participate in the 401(k) plan on their first day of employment. Any employer contributions to the 401(k) plan are entirely at the discretion of the Company. The Company accrued expenses relating to employer matching contributions to the 401(k) plan for the three months ended September 30, 2014 and 2013 in the amount of $348 and $318, respectively, and $973 and $1,029 for the nine months ending September 30, 2014 and 2013, respectively.

13. EMPLOYEE BENEFIT PLANS

        The Parent covers substantially all salaried employees of the Company with a defined contribution 401(k) plan (or "Plan"). Each salaried employee of the Company who has attained the age of 21 is eligible to participate in the Plan on their first day of employment. Any employer contributions to the Plan are entirely at the discretion of the Company. During the years ended December 31, 2013, 2012 and 2011, the Company incurred expenses of $1,324, $1,042 and $1,276, respectively, relating to employer matching contributions made to the Plan.